Note 9 - Related-party Transactions	12 Months Ended
Sep. 30, 2016
Notes
Note 9 - Related-party Transactions:

NOTE 9 – RELATED-PARTY TRANSACTIONS:

During the year ended September 30, 2016, the Company entered into loan agreements with an officer, a director and a consultant in the aggregate amount of $52,000 in order to meet the Company’s short-term operating needs. During the year ended September 30, 2016, a total amount of $57,200 was re-paid to the note holders, including financing fees of $5,200 as consideration for providing the loans.

During the year ended September 30, 2016, certain vehicles were transferred to a director, our Chief Financial Officer, and a former employee of the Company in exchange for services.  The fair value of the transferred vehicles was $29,603, which was classified as an expense under other general and administrative expenses.  A gain of $25,644 was recognized on the transfers because the vehicles had a carrying value of $3,959 on the exchange date.  During the year ended September 30, 2016, a vehicle with a carrying value of nil was sold to our Chief Executive Officer for cash resulting in a gain of $1,417.  The total recognized gain on equipment transferred to related parties was $27,601.

During the year ended September 30, 2016, the Company issued 100,000 shares of common stock of the Company to a consultant pursuant to the terms of a January 2016 resignation and consulting agreement.  The shares were granted by our Board of Directors and were valued at $14,000 based upon the closing price of our shares of common stock on the date the Board of Directors approved the issuance of the shares.

During the year ended September 30, 2016, an executive officer and two directors participated in a private placement offering of Units of the Company purchasing, in the aggregate, 1,431,733 units for proceeds of $214,760.  We sold each Unit at a price of $0.15 per Unit.  Each Unit was priced at $0.15 and consisted of one share of common stock of the Company and one common share purchase warrant (each a “Warrant”), with each Warrant exercisable to acquire an additional share of common stock of the Company at a price of $0.25 per share until May 31, 2019.  The Audit Committee of the Board of Directors approved the insiders’ participation in the private placement.  (See Note 13).